Truth Social American Icons ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Animal Slaughtering and Processing - 0.8%
Hormel Foods Corp.	27	$640
Tyson Foods, Inc. - Class A	24	1,407
		2,047

Beverage Manufacturing - 8.8%
Constellation Brands, Inc. - Class A	11	1,518
Keurig Dr Pepper, Inc.	66	1,849
Monster Beverage Corp. (a)	59	4,523
PepsiCo, Inc.	98	14,065
		21,955

Building Material and Supplies Dealers - 12.1%
Home Depot, Inc.	56	19,270
Lowe's Cos., Inc.	45	10,852
		30,122

Business Support Services - 4.8%
Uber Technologies, Inc. (a)	145	11,848

Clothing and Clothing Accessories Retailers - 1.5%
Ross Stores, Inc.	21	3,783

Converted Paper Product Manufacturing - 1.4%
Kimberly-Clark Corp.	35	3,531

Dairy Product Manufacturing - 1.2%
Kraft Heinz Co.	123	2,983

Department Stores - 6.9%
Burlington Stores, Inc. (a)	1	289
Walmart, Inc.	151	16,823
		17,112

Fruit and Vegetable Preserving and Specialty Food Manufacturing - 1.0%
Conagra Brands, Inc.	77	1,333
J M Smucker Co.	8	782
Lamb Weston Holdings, Inc.	10	419
		2,534

Grain and Oilseed Milling - 1.1%
Archer-Daniels-Midland Co.	49	2,817

Grocery and Convenience Retailers - 0.8%
Albertsons Cos., Inc. - Class A	28	481
Casey's General Stores, Inc.	2	1,105
Sprouts Farmers Market, Inc. (a)	6	478
		2,064

Grocery and Related Product Merchant Wholesalers - 2.1%
Domino's Pizza, Inc.	4	1,667
Performance Food Group Co. (a)	5	450
Sysco Corp.	30	2,211
US Foods Holding Corp. (a)	10	753
		5,081

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 9.6%
Netflix, Inc. (a)	211	19,783
Warner Bros Discovery, Inc. (a)	139	4,006
		23,789

Motor Vehicle Manufacturing - 4.5%
Ford Motor Co.	679	8,909
General Motors Co.	29	2,358
		11,267

Other Food Manufacturing - 1.4%
General Mills, Inc.	57	2,651
McCormick & Co., Inc.	13	885
		3,536

Other Leather and Allied Product Manufacturing - 0.9%
Tapestry, Inc.	17	2,172

Other Miscellaneous Retailers - 1.8%
DoorDash, Inc. - Class A (a)	20	4,530

Restaurants and Other Eating Places - 8.4%
Chipotle Mexican Grill, Inc. (a)	81	2,997
Darden Restaurants, Inc.	7	1,288
McDonald's Corp.	43	13,142
Yum! Brands, Inc.	22	3,328
		20,755

Scheduled Air Transportation - 2.2%
Delta Air Lines, Inc.	41	2,845
United Airlines Holdings, Inc. (a)	24	2,684
		5,529

Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 9.9%
Church & Dwight Co., Inc.	15	1,258
Clorox Co.	13	1,311
Colgate-Palmolive Co.	107	8,455
Kenvue, Inc.	132	2,277
Procter & Gamble Co.	79	11,321
		24,622

Sugar and Confectionery Product Manufacturing - 1.0%
Hershey Co.	13	2,366

Tobacco Manufacturing - 4.4%
Altria Group, Inc.	188	10,840

Traveler Accommodation - 1.8%
Marriott International, Inc. - Class A	14	4,343

Warehouse Clubs, Supercenters, and Other General Merchandise Retailers - 9.4%
Costco Wholesale Corp.	18	15,522
Dollar General Corp.	15	1,992
Dollar Tree, Inc. (a)	12	1,476
Target Corp.	44	4,301
		23,291

Web Search Portals, Libraries, Archives, and Other Information Services - 0.4%
CoStar Group, Inc. (a)	14	941
TOTAL COMMON STOCKS (Cost $245,613)		243,858

TOTAL INVESTMENTS - 98.2% (Cost $245,613)		243,858
Money Market Deposit Account - 1.8% (b)		4,387
Liabilities in Excess of Other Assets - (0.0)% (c)		(4)
TOTAL NET ASSETS - 100.0%		$248,241

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 2.56%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Truth Social American Icons ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$243,858	$–	$–	$243,858
Total Investments	$243,858	$–	$–	$243,858

Refer to the Schedule of Investments for further disaggregation of investment categories.